Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,399,500
Previously Paid Amount	0
Total Fee Amount	1,298.07
Total Offset Amount	0
Net Fee	$ 1,298.07